Organization		7 Months Ended
	Aug. 24, 2017	Mar. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

1. ORGANIZATION

GraniteShares Gold Trust (the “Trust”) is an investment trust formed on August 24, 2017 under New York law pursuant to a trust indenture. GraniteShares LLC (the “Sponsor”), is responsible for, among other things, overseeing the performance of The Bank of New York Mellon (the “Trustee”) and the Trust’s principal service providers, and including the preparation of financial statements. The Trustee is responsible for the day-to-day administration of the Trust.

J.P. Morgan Securities LLC, was the initial Authorized Participant and contributed 2,000 ounces of Gold in exchange for 20,000 shares on August 24, 2017. At contribution, the value of the gold deposited with the Trust was based on the price of an ounce of gold of $128.90. The initial Authorized Participant is not affiliated with the Sponsor or the Trustee.

The objective of the Trust is for the value of the Shares to reflect, at any given time, the value of the assets owned by the Trust at that time less the Trust’s accrued expenses and liabilities as of that time. The Shares are intended to constitute a simple and cost-effective means of making an investment similar to an investment in gold.

The fiscal year end for the Trust is June 30.

Undefined capitalized terms shall have the meaning as set forth in the registration statement.

1. Organization

GraniteShares Gold Trust (the “Trust”) is an investment trust formed on August 24, 2017 under New York law pursuant to a trust indenture. The Sponsor of the Trust, GraniteShares LLC (the “Sponsor”), is responsible for, among other things, overseeing the performance of The Bank of New York Mellon (the “Trustee”) and the Trust’s principal service providers, including the preparation of financial statements. The Trustee is responsible for the day-to-day administration of the Trust.

The objective of the Trust is for the value of the Shares to reflect, at any given time, the value of the assets owned by the Trust at that time less the Trust’s accrued expenses and liabilities as of that time. The Shares are intended to constitute a simple and cost-effective means of making an investment similar to an investment in gold.

The fiscal year end for the Trust is June 30.

Undefined capitalized terms shall have the meaning as set forth in the registration statement.